Annual Total Returns[BarChart] - Invesco International Small-Mid Company Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.44%)	22.65%	44.87%	0.11%	14.91%	(0.49%)	37.93%	(9.46%)	24.78%	24.78%